Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2019	Oct. 31, 2018	Apr. 30, 2019	Jul. 31, 2018
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 207,531	$ 207,749
ECL allowance	1,771	1,639	$ 1,751	$ 1,641
Net loans	395,440	381,661
Gross personal	43,622	43,058
Gross credit card	12,699	12,673
Gross business and government	133,359	119,820
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	142,407	141,556
Gross personal	24,279	23,808
Gross credit card	3,038	3,405
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,528	40,225
Gross personal	5,608	5,187
Gross credit card	1,222	1,797
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,924	16,119
Gross personal	6,380	6,656
Gross credit card	5,865	4,519
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,281	5,764
Gross personal	5,586	5,579
Gross credit card	1,888	2,252
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,177	996
Gross personal	843	936
Gross credit card	526	538
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	571	510
Gross personal	152	142
Gross business and government	773	504
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,643	2,579
Gross personal	774	750
Gross credit card	160	162
Gross business and government	2,462	2,682
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	48,347	42,753
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	80,474	72,616
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,303	1,265
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	219	214
Net loans	207,312	207,535
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	522	481
Net loans	43,100	42,577
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	410	418
Net loans	12,289	12,255
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	620	526
Net loans	132,739	119,294
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	198,943	200,124
ECL allowance	514		491	447
Net loans	375,587	362,615
Gross personal	38,317	38,925
Gross credit card	11,345	10,144
Gross business and government	127,496	113,872
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	142,407	141,556
Gross personal	24,279	23,808
Gross credit card	3,038	3,405
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,528	40,225
Gross personal	4,250	3,813
Gross credit card	1,143	1,747
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,858	15,321
Gross personal	4,795	5,954
Gross credit card	5,607	3,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	902	859
Gross personal	4,058	4,428
Gross credit card	1,389	1,011
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	227	245
Gross credit card	17	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,248	2,163
Gross personal	708	677
Gross credit card	151	162
Gross business and government	2,239	2,397
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	48,104	42,532
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	76,989	68,798
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	164	145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	30	27
Net loans	198,913	200,097
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	157	176
Net loans	38,160	38,749
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	128	88
Net loans	11,217	10,056
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	199	159
Net loans	127,297	113,713
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,861	6,948
ECL allowance	696		712	700
Net loans	18,617	18,048
Gross personal	5,115	3,951
Gross credit card	1,354	2,529
Gross business and government	4,983	5,327
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	1,358	1,374
Gross credit card	79	50
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,066	798
Gross personal	1,585	702
Gross credit card	258	710
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,379	4,905
Gross personal	1,528	1,151
Gross credit card	499	1,241
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,177	996
Gross personal	616	691
Gross credit card	509	528
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	239	249
Gross personal	28	33
Gross credit card	9
Gross business and government	116	168
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	243	221
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,485	3,818
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,139	1,120
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	42	44
Net loans	7,819	6,904
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	248	196
Net loans	4,867	3,755
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	282	330
Net loans	1,072	2,199
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	124	137
Net loans	4,859	5,190
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	727	677
Net loans	1,236	998
Gross personal	190	182
Gross business and government	880	621
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	571	510
Gross personal	152	142
Gross business and government	773	504
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	156	167
Gross personal	38	40
Gross business and government	107	117
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	147	143
Net loans	580	534
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	117	109
Net loans	73	73
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	297	230
Net loans	583	$ 391
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 561		$ 548	$ 494